Commitments and contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and contingencies [Line Items]
Commitments and contingencies

9.     Commitments and contingencies

Lease Agreements

In September 2017, the Company entered into an operating lease for office space in Warren, New Jersey, which expires in 2022. In connection with entering into this lease agreement, the Company issued a letter of credit of $481, which is classified as restricted cash (non-current) on the consolidated balance sheets as of March 31, 2021 and December 31, 2020.

On September 10, 2019, the Company extended the operating lease for the office and laboratory space in Cedar Knolls, New Jersey on a month-to-month basis. Beginning November 1, 2019, the Company began paying the landlord the base annual rent and all additional rent at a 2% increase, pro-rated monthly for each month the Company remains in possession of the premises. Monthly lease payments of $15 due under the lease include base rent and ancillary charges.

On March 13, 2019, the Company entered into a lease agreement for a 147,215 square foot facility consisting of office, manufacturing and laboratory space in Florham Park, New Jersey, which expires in 2036. The Company has the option to renew the term of the lease for two additional five-year terms so long as the lease is then in full force and effect. The lease term commenced on March 1, 2020 subject to an abatement of the fixed rent for the first 13 months following the lease commencement date. The initial monthly base rent is approximately $230 and will increase annually. The Company is obligated to pay real estate taxes and costs related to the premises, including costs of operations, maintenance, repair, replacement and management of the new leased premises. In connection with entering into this lease agreement, the Company issued a letter of credit of $14,722 which is classified as restricted cash (non-current) on the consolidated balance sheet as of March 31, 2021 and December 31, 2020. The lease agreement allows for a landlord provided tenant improvement allowance of $14,722 to be applied to the costs of the construction of the leasehold improvements.

The Company is not the legal owner of the leased space. However, in accordance with Accounting Standards Codification 840, Leases, the Company is deemed to be the owner of the leased space, including the building shell, during the construction period because of the Company’s expected level of direct financial and operational involvement in the substantial tenant improvement. The lease arrangement did not meet all the criteria for sales-lease back accounting due to the continuing involvement of the Company in the property and therefore was accounted for as a failed sale-leaseback financing obligation. As a result, as of December 31, 2019, the Company capitalized the fair value of the building shell, the tenant improvement allowance, and ground rent expense, approximately $28,062, as construction-in-progress within property and equipment, net and recorded a corresponding build-to-suit facility lease financing obligation. As of March 31, 2021, $27,922 related to the lease financing obligation was classified as a long-term capital lease liability on its condensed consolidated balance sheet, while $3,012 was classified as a current liability.

Additionally, construction costs incurred as part of the build-out and tenant improvements are capitalized as construction-in-progress within property and equipment, net. The Company began to occupy completed portions of the facility in the first quarter of 2020. As the building was occupied, costs were moved out of construction in process and were placed in service. As of December 31, 2020, there were $15,415 of costs related the facility included in construction-in-progress. Remaining construction was completed during January 2021 and remaining construction-in-process costs were placed in service.

The Company recognizes rent expense on a straight-line basis over the respective lease period and has recorded deferred rent for rent expense incurred but not yet paid. Rent expense was $708 and $797 for the three months ended March 31, 2021 and 2020, respectively.

Future minimum payments inclusive of the amended lease, by year and in aggregate, under non-cancelable operating leases consist of the following as of March 31, 2021:

2021	3,121
2022	4,129
2023	2,895
2024	2,969
2025	3,042
Thereafter	76,647
Total	$92,803

Contingent Consideration Related to Business Combinations

In connection with the Company’s acquisition of HLI Cellular Therapeutics, LLC and Anthrogenesis, the Company has agreed to pay future consideration to the sellers upon the achievement of certain regulatory and commercial milestones. As a result, the Company recorded $294,023 and $273,367 as contingent consideration as of March 31, 2021 and December 31, 2020, respectively. Due to the contingent nature of these milestone and royalty payments, the Company cannot predict the amount or timing of such payments.

Indemnification Agreements

In the ordinary course of business, the Company may provide indemnification of varying scope and terms to vendors, lessors, business partners and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors and its executive officers that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. To date, the Company has not incurred any material costs as a result of such indemnifications. The Company is not currently aware of any indemnification claims and has not accrued any liabilities related to such obligations in its condensed consolidated financial statements as of March 31, 2021 or December 31, 2020.

Legal Proceedings

The Company is not a party to any litigation and does not have contingency reserves established for any litigation liabilities. At each reporting date, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company expenses as incurred the costs related to such legal proceedings.

10.     Commitments and contingencies

Lease Agreements

In September 2017, the Company entered into an operating lease for office space in Warren, New Jersey, which expires in 2022. In connection with entering into this lease agreement, the Company issued a letter of credit of $481, which is classified as restricted cash (non-current) on the consolidated balance sheets as of December 31, 2020 and 2019.

On September 10, 2019, the Company extended the operating lease for the office and laboratory space in Cedar Knolls, New Jersey on a month-to-month basis. Beginning November 1, 2019, the Company began paying the landlord the base annual rent and all additional rent at a 2% increase, pro-rated monthly for each month the Company remains in possession of the premises. Monthly lease payments of $15 due under the lease include base rent and ancillary charges.

On March 13, 2019, the Company entered into a lease agreement for a 147,215 square foot facility consisting of office, manufacturing and laboratory space in Florham Park, New Jersey, which expires in 2036. The Company has the option to renew the term of the lease for two additional five-year terms so long as the lease is then in full force and effect. The lease term commenced on March 1, 2020 subject to an abatement of the fixed rent for the first 13 months following the lease commencement date. The initial monthly base rent is approximately $230 and will increase annually. The Company is obligated to pay real estate taxes and costs related to the premises, including costs of operations, maintenance, repair, replacement and management of the new leased premises. In connection with entering into this lease agreement, the Company issued a letter of credit of $14,722 which is classified as restricted cash (non-current) on the consolidated balance sheet as of December 31, 2020 and 2019, respectively. The lease agreement allows for a landlord provided tenant improvement allowance of $14,722 to be applied to the costs of the construction of the leasehold improvements.

The Company is not the legal owner of the leased space. However, in accordance with Accounting Standards Codification 840, Leases, the Company is deemed to be the owner of the leased space, including the building shell, during the construction period because of the Company’s expected level of direct financial and operational involvement in the substantial tenant improvement. The lease arrangement does not meet all the criteria for sales-lease back accounting due to the continuing involvement of the Company in the property and therefore is accounted for as a failed sale-leaseback financing obligation. As a result, as of December 31, 2019, the Company capitalized the fair value of the building shell, the tenant improvement allowance, and ground rent expense, approximately $28,062, as construction-in-progress within property and equipment, net and recorded a corresponding build-to-suit facility lease financing obligation. As of December 31, 2020, $27,634 related to the lease financing obligation was classified as a long-term capital lease liability on its consolidated balance sheet, while $3,008 was classified as a current liability.

Additionally, construction costs incurred as part of the build-out and tenant improvements are capitalized as construction-in-progress within property and equipment, net. As of December 31, 2019, costs of approximately $33,244 were capitalized related to both equipment purchases and the build-out of the facility. The Company began to occupy completed portions of the facility in the first quarter of 2020. As the building was occupied, costs were moved out of construction-in-progress and were placed in service. As of December 31, 2020, there were $15,415 of costs related the facility included in construction-in-progress. Remaining construction was completed during January 2021.

The Company recognizes rent expense on a straight-line basis over the respective lease period and has recorded deferred rent for rent expense incurred but not yet paid. Rent expense was $1,612 and $1,833 for the years ended December 31, 2020 and 2019, respectively.

Future minimum payments inclusive of the amended lease, by year and in aggregate, under non-cancelable operating leases consist of the following as of December 31, 2020:

2021	$3,467
2022	4,129
2023	2,895
2024	2,969
2025	3,042
Thereafter	76,647
Total	$93,149

Contingent Consideration Related to Business Combinations

In connection with the Company’s acquisition of HLI CT, Anthrogenesis and CariCord, the Company has agreed to pay future consideration to the sellers upon the achievement of certain regulatory and commercial milestones. As a result, the Company recorded $273,367 and $328,933 as contingent consideration as of December 31, 2020 and 2019, respectively. Due to the contingent nature of these milestone and royalty payments, the Company cannot predict the amount or timing of such payments.

Indemnification Agreements

In the ordinary course of business, the Company may provide indemnification of varying scope and terms to vendors, lessors, business partners and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors and its executive officers that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. To date, the Company has not incurred any material costs as a result of such indemnifications. The Company is not currently aware of any indemnification claims and has not accrued any liabilities related to such obligations in its consolidated financial statements as of December 31, 2020 or 2019.

Legal Proceedings

The Company is not a party to any litigation and does not have contingency reserves established for any litigation liabilities. At each reporting date, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company expenses as incurred the costs related to such legal proceedings.

Gx Acquisition Corp [Member]
Commitments and contingencies [Line Items]
Commitments and contingencies

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on May 20, 2019, the holders of the Founder Shares, Private Placement Warrants (and their underlying securities) and any Units that may be issued upon conversion of the Working Capital Loans (and underlying securities) will be entitled to registration rights. The holders of 25% of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The registration rights agreement will not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriter’s Agreement

The underwriter is entitled to a deferred fee of $10,812,500, which will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Consulting Agreement

In June 2019, the Company entered into a consulting arrangement for services to help identify and introduce the Company to potential targets and provide assistance with the negotiations in connection with a Business Combination. The agreement provides for a monthly fee of $12,500. For the three months ended March 31, 2021, the Company incurred and paid $37,500 and $112,500 in such fees, respectively. For the three months ended March 31, 2021, the Company incurred and paid $37,500 in such fees, respectively.

Advisory and Consulting Agreements

During the year ended December 31, 2020, the Company entered into an agreement with a service provider, pursuant to which the service provider will serve as the placement agent for the Company in connection with a proposed private placement (the “Transaction”) of the Company’s equity or equity-linked securities (the “Securities”). The Company agreed to pay the service provider a cash fee equal to the greater of (i) $3 million (the “Minimum Fee”) and (ii) 3% of the gross proceeds of the total Securities sold in the Transaction and 3% of the gross proceeds of the total Securities sold in the Transaction. The fee will not be payable in the event the Company does not consummate the Transaction. As of December 31, 2020, no amounts were incurred under this agreement.

During the year ended December 31, 2020, the Company entered into an agreement with the same service provider, pursuant to which the service provider will provide the Company with capital markets advisory services for a potential Business Combination. The Company agreed to pay the service provider a transaction fee (the “Transaction Fee”), payable upon the closing in connection with a Transaction, equal to $5 million. In addition to the Transaction Fee, the Company agreed to reimburse the service provider all reasonable expenses relating to due diligence not to exceed $75,000 in the aggregate. As of December 31, 2020, no amounts were incurred under this agreement.

Merger Agreement

On January 8, 2021, the Company entered into a Merger Agreement and Plan of Reorganization (the “Merger Agreement”) with First Merger Sub, Second Merger Sub, and Celularity Inc., a Delaware corporation (“Celularity”).

Pursuant to the Merger Agreement, at the Closing, and in accordance with the DGCL, (i) First Merger Sub will merge with and into Celularity, with Celularity surviving the First Merger as a wholly owned subsidiary of the Company; and (ii) immediately following the First Merger and as part of the same overall transaction as the First Merger, the Surviving Corporation will merge with and into Second Merger Sub, with Second Merger Sub being the surviving entity of the Second Merger.

The aggregate merger consideration payable to stockholders of Celularity upon the Closing consists of up to 147,327,224 newly issued shares of the GX Class A Common Stock valued at approximately $10.15 per share.

Immediately prior to Effective Time, Celularity will cause each share of Celularity Preferred Stock that is issued and outstanding immediately prior to the Effective Time to be automatically converted into a number of shares Celularity Common Stock at the then-effective conversion rate as calculated pursuant to the Celularity Charter.

Upon the consummation of the Celularity Business Combination, the Company intends to change its name to “Celularity Inc.”

The Celularity Business Combination will be consummated subject to certain conditions as further described in the Merger Agreement.

For additional information regarding Celularity, the Merger Agreement and related agreements and the Celularity Business Combination, see the S-4 Registration Statement.

The Celularity Business Combination will be accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, we will be treated as the “acquired” company for financial reporting purposes. For accounting purposes, Celularity will be deemed to be the accounting acquirer in the transaction and, consequently, the transaction will be treated as a recapitalization of Celularity (i.e., a capital transaction involving the issuance of our stock for the stock of Celularity). Accordingly, the consolidated assets, liabilities and results of operations of Celularity will become our historical financial statements after the Celularity Business Combination, and our assets, liabilities and results of operations will be consolidated with Celularity beginning on the acquisition date.

NOTE 7. COMMITMENTS AND CONTINGENCIES

Registration Rights

Pursuant to a registration rights agreement entered into on May 20, 2019, the holders of the Founder Shares, Private Placement Warrants (and their underlying securities) and any Units that may be issued upon conversion of the Working Capital Loans (and underlying securities) will be entitled to registration rights. The holders of 25% of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The registration rights agreement will not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriter’s Agreement

The underwriter is entitled to a deferred fee of $10,812,500, which will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Consulting Agreement

In June 2019, the Company entered into a consulting arrangement for services to help identify and introduce the Company to potential targets and provide assistance with the negotiations in connection with a Business Combination. The agreement provides for a monthly fee of $12,500. For the years ended December 31, 2020 and 2019, the Company incurred and paid $150,000 and $90,500 in such fees, respectively.

Advisory and Consulting Agreements

During the year ended December 31, 2020, the Company entered into an agreement with a service provider, pursuant to which the service provider will serve as the placement agent for the Company in connection with a proposed private placement (the “Transaction”) of the Company’s equity or equity-linked securities (the “Securities”). The Company agreed to pay the service provider a cash fee equal to the greater of (i) $3 million (the “Minimum Fee”) and (ii) 3% of the gross proceeds of the total Securities sold in the Transaction and 3% of the gross proceeds of the total Securities sold in the Transaction. The fee will not be payable in the event the Company does not consummate the Transaction. As of December 31, 2020, no amounts were incurred under this agreement.

During the year ended December 31, 2020, the Company entered into an agreement with the same service provider, pursuant to which the service provider will provide the Company with capital markets advisory services for a potential Business Combination. The Company agreed to pay the service provider a transaction fee (the “Transaction Fee”), payable upon the closing in connection with a Transaction, equal to $5 million. In addition to the Transaction Fee, the Company agreed to reimburse the service provider all reasonable expenses relating to due diligence not to exceed $75,000 in the aggregate. As of December 31, 2020, no amounts were incurred under this agreement.